Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share
10. Net Loss Per Share
The following securities that could potentially dilute basic net loss per share in the future were not included in the computation of diluted net loss per share for the periods presented, because to do so would have been antidilutive:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Series A-1	6,328,894	6,328,894	6,328,894	6,328,894
Series B	8,622,625	4,590,404	8,622,625	4,590,404
Outstanding stock options	2,109,151	1,936,493	2,109,151	1,936,493
Restricted stock	22,405	57,828	22,405	57,828
Common stock warrants	71,544	71,544	71,544	71,544

Total	17,154,619	12,985,163	17,154,619	12,985,163

12. Net Loss Per Share
The following securities that could potentially dilute basic net loss per share in the future were not included in the computation of diluted net loss per share for the periods presented, because to do so would have been antidilutive:

	YEARS ENDED DECEMBER 31,
	2018	2019
Series A-1	6,328,894	6,328,894
Series B	—	5,173,569
Outstanding stock options	970,027	1,991,066
Restricted stock	154,590	41,602
Common stock warrants	71,544	71,544

Total	7,525,055	13,606,675